Debt - DCSP Financing Obligation (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessor, Lease, Description [Line Items]
2026		$ 64,267
2027		35,000
2028		0
2029		0
Total future payments		99,267
Less: imputed interest		(7,346)
Total		91,921	$ 4,044
Less: current portion	$ (60,396)	(57,801)	(3,534)
Long-term portion	3,112	34,120	$ 510
DCSP Financing Obligation
Lessor, Lease, Description [Line Items]
Remaining portion of 2025	9,835
2026	19,658	19,672
2027	19,645	19,658
2028	19,630	19,645
2029	19,616	19,630
Thereafter	175,800
Total future payments	264,184	274,021
Less: imputed interest	(149,548)	(158,081)
Total	114,636	115,940
Less: current portion	(2,910)	(2,087)
Long-term portion	111,726	$ 113,853
DCSP Financing Leases
Lessor, Lease, Description [Line Items]
Remaining portion of 2025	9,360
2026	18,720
2027	18,720
2028	18,720
2029	18,720
Thereafter	168,480
Total future payments	252,720
Less: imputed interest	(130,350)
Total	122,370
Less: current portion	(3,682)
Long-term portion	$ 118,688